Net Foreign Exchange Gain (Loss) (Details) - Schedule of net foreign exchange income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net foreign exchange gain (loss)
Net profit (loss) from currency exchange differences	$ 90,133	$ (89,893)	$ (212,618)
Hedging derivatives	(27,624)	362,374	252,275
Income from assets indexed to foreign currency	(3,512)	7,376	12,251
Total	$ 58,997	$ 279,857	$ 51,908